UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22481

                                     Apollo Senior Floating Rate Fund Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street

                                             New York, New York 10019

(Address of principal executive offices) (Zip code)

Joseph Moroney, President

9 West 57th Street

                                             New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 515-3200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments

September 30, 2018 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans - 133.9%(a)

AEROSPACE & DEFENSE - 3.9%

MRO Holdings, Inc.
Initial Term Loan, (LIBOR + 5.25%, 1.00% Floor), 7.64%, 10/25/23(b)	595,500	600,710
PAE Holding Corp.
First Lien Initial Term Loan,
(LIBOR + 5.50%, 1.00% Floor), 7.89%, 10/20/22(b)	1,886,938	1,897,552
Second Lien Initial Term Loan,
(LIBOR + 9.50%, 1.00% Floor), 11.89%, 10/20/23(b)	1,324,023	1,330,643
Photonis Technologies SAS
(France)
First Lien Initial Dollar Term
Loan, (LIBOR + 7.50%, 1.00%
Floor), 9.89%, 09/18/19(b)(c)(d)	3,152,510	2,935,775
StandardAero Aviation
Holdings, Inc.
Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.99%, 07/07/22(b)	3,995,130	4,021,658

		10,786,338

AUTOMOTIVE - 2.8%

AP Exhaust Acquisition, LLC
First Lien Initial Term Loan,
(LIBOR + 5.00%, 1.00% Floor), 7.32%, 05/10/24(b)(d)	6,158,162	5,588,532
Innovative XCessories &
Services, LLC
Term Loan, (LIBOR + 4.75%, 1.00% Floor), 6.97%, 11/29/22(b)	2,226,026	2,228,808

		7,817,340

BANKING, FINANCE, INSURANCE & REAL ESTATE - 8.5%

AIS Holdco, LLC
First Lien Term Loan, (LIBOR + 5.00%, 0.00% Floor), 7.31%, 08/15/25(b)(e)	2,222,222	2,219,443
Alera Group Intermediate Holdings, Inc.
Term Loan B, (LIBOR + 4.50%, 0.00% Floor), 6.74%, 08/01/25(b)	1,242,170	1,260,802
Alliant Holdings Intermediate, LLC
Initial Term Loan (2018), (LIBOR
+ 3.00%, 0.00% Floor), 5.15%, 05/09/25(b)(d)	1,995,000	2,003,579
Aretec Group, Inc.
First Lien Term Loan, (LIBOR + 4.25%, 0.00% Floor), 4.25%, 08/15/25(b)(d)	1,447,254	1,461,727

	Principal Amount ($)	Value ($)

BANKING, FINANCE, INSURANCE & REAL ESTATE (continued)

Asurion, LLC
New Term Loan B-7, (LIBOR + 3.00%, 0.00% Floor), 5.24%, 11/03/24(b)	1,995,000	2,011,369
Replacement Term Loan B-6,
(LIBOR + 3.00%, 0.00% Floor), 5.24%, 11/03/23(b)	3,340,185	3,368,894
Second Lien Replacement Term
Loan B-2, (LIBOR + 6.50%, 0.00% Floor), 8.74%, 08/04/25(b)	2,136,429	2,199,860
Edelman Financial Holdings II, Inc.
First Lien Initial Term Loan,
(LIBOR + 3.25%, 0.00% Floor), 5.59%, 07/21/25(b)	889,485	898,567
Second Lien Initial Term Loan,
(LIBOR + 6.75%, 0.00% Floor), 9.09%, 07/20/26(b)	500,000	511,875
Medical Card System, Inc.
Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 09/02/19(b)(e)	5,039,600	4,510,060
Mitchell International, Inc.
Second Lien Initial Term Loan,
(LIBOR + 7.25%, 0.00% Floor), 9.49%, 12/01/25(b)	1,000,000	1,002,000
SG Acquisition, Inc.
Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.39%, 03/29/24(b)	1,894,982	1,902,088

		23,350,264

BEVERAGE, FOOD & TOBACCO - 2.8%

8th Avenue Food & Provisions, Inc.
First Lien Term Loan, (LIBOR + 3.75%, 0.00% Floor), 3.75%, 10/01/25(b)(d)	975,000	985,057
JBS, S.A.
Initial Term Loan, (LIBOR + 2.50%, 0.75% Floor), 4.84%, 10/30/22(b)	1,994,937	2,002,278
Winebow Holdings, Inc.
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.99%, 07/01/21(b)(d)	3,318,304	3,110,910
Second Lien Term Loan, (LIBOR
+ 7.50%, 1.00% Floor), 9.74%, 01/02/22(b)	2,260,897	1,684,368

		7,782,613

CAPITAL EQUIPMENT - 1.4%

Altra Industrial Motion Corp.
Term Loan, (LIBOR + 2.00%, 0.00% Floor), 2.00%, 09/26/25(b)(d)	1,462,857	1,468,569

See accompanying Notes to Schedule of Investments.  |  1

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

September 30, 2018 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

CAPITAL EQUIPMENT (continued)

Safe Fleet Holdings, LLC
First Lien Initial Term Loan,
(LIBOR + 3.00%, 1.00% Floor), 5.11%, 02/03/25(b)	997,494	989,394
Second Lien Initial Term Loan,
(LIBOR + 6.75%, 1.00% Floor), 8.86%, 02/02/26(b)	1,403,846	1,393,317

		3,851,280

CHEMICALS, PLASTICS, & RUBBER - 5.5%

Archroma Finance S.A.R.L
(Luxembourg)
Facility B-2, (LIBOR + 4.25%, 0.00% Floor), 6.58%, 08/12/24(b)(c)	2,105,952	2,111,216
Diamond (BC) B.V.
Initial Term Loan, (LIBOR + 3.00%, 0.00% Floor), 5.24%, 09/06/24(b)	4,973,600	4,893,823
Polar US Borrower, LLC
First Lien Term Loan, (LIBOR + 4.75%, 0.00% Floor), 4.75%, 08/17/25(b)(d)	3,000,000	3,018,750
Starfruit US Holdco, LLC
Term Loan, (LIBOR + 3.25%, 0.00% Floor), 3.25%, 09/19/25(b)(d)	5,011,718	5,038,856

		15,062,645

CONSTRUCTION & BUILDING - 3.9%

Associated Asphalt Partners, LLC
Tranche B Term Loan, (LIBOR + 5.25%, 1.00% Floor), 7.49%, 04/05/24(b)	4,484,414	4,498,450
KBR, Inc.
Term Loan B, (LIBOR + 3.75%, 0.00% Floor), 5.99%, 04/25/25(b)(e)	4,428,579	4,481,168
Terra Millennium Corp.
First Out Term Loan, (LIBOR + 6.25%, 1.00% Floor), 8.50%, 10/31/22(b)(e)	1,912,500	1,926,844

		10,906,462

CONSUMER GOODS: DURABLE - 0.8%

PT Holdings, LLC
First Lien Term Loan B, (LIBOR
+ 4.00%, 1.00% Floor), 6.39%, 12/09/24(b)	1,615,117	1,618,154
Second Lien Initial Loan, (LIBOR
+ 8.00%, 1.00% Floor), 10.39%, 12/08/25(b)(e)	625,000	634,375

		2,252,529

	Principal Amount ($)	Value ($)

CONSUMER GOODS: NON-DURABLE - 2.3%

ABG Intermediate Holdings 2, LLC
First Lien Initial Term Loan,
(LIBOR + 3.50%, 1.00% Floor), 5.74%, 09/27/24(b)	2,976,181	2,990,318
American Greetings Corp.
Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 6.74%, 04/06/24(b)	3,403,691	3,421,781

		6,412,099

CONTAINERS, PACKAGING & GLASS - 3.2%

Anchor Glass Container Corp.
July 2017 Additional Term Loan,
(LIBOR + 2.75%, 1.00% Floor), 4.99%, 12/07/23(b)(d)	5,255,965	4,746,425
Hoover Group, Inc.
First Lien Initial Term Loan,
(LIBOR + 7.25%, 1.00% Floor), 9.56%, 01/28/21(b)	1,443,354	1,428,921
SMI Acquisition, Inc.
First Lien Initial Term Loan,
(LIBOR + 3.75%, 1.00% Floor), 6.09%, 11/01/24(b)	2,885,613	2,765,384

		8,940,730

ENERGY: OIL & GAS - 1.5%

Ascent Resources - Marcellus, LLC
Exit Term Loan, (LIBOR + 6.50%, 1.00% Floor), 8.62%, 03/30/23(b)	452,027	454,097
Oryx Southern Delaware Holdings, LLC
Initial Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.49%, 02/28/25(b)	2,052,195	2,025,260
Sheridan Investment
Partners I, LLC
Deferred Principal Facility I, 10/01/19(e)(f)	4,749	3,325
Tranche B-2 Term Loan, (LIBOR
+ 3.50%, 0.75% Floor), 5.83%, 10/01/19(b)	1,441,396	1,330,892
Sheridan Production
Partners I-A, L.P.
Deferred Principal Facility I-A, 10/01/19(e)(f)	629	441
Tranche B-2 Term Loan, (LIBOR
+ 3.50%, 0.75% Floor), 5.83%, 10/01/19(b)	190,997	176,354
Sheridan Production
Partners I-M, L.P.
Deferred Principal Facility I-M, 10/01/19(e)(f)	384	269
Tranche B-2 Term Loan, (LIBOR
+ 3.50%, 0.75% Floor), 5.83%, 10/01/19(b)	116,662	107,718

2  |  See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

September 30, 2018 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)

ENERGY: OIL & GAS (continued)

Southcross Holdings Borrower, L.P.
Tranche B Term Loan (5.50%
PIK), 9.00%, 04/13/23(g)(h)	130,376	123,368

		4,221,724

ENVIRONMENTAL INDUSTRIES - 0.8%

Emerald 2, Ltd. (United Kingdom)
Facility B-1, (LIBOR + 4.00%, 1.00% Floor), 6.39%, 05/14/21(b)(c)	2,084,623	2,095,921

HEALTHCARE & PHARMACEUTICALS - 19.0%

Akorn, Inc.
Term Loan, (LIBOR + 4.75%, 1.00% Floor), 7.00%, 04/16/21(b)	3,769,533	3,661,159
Auris Luxembourg III S.A.R.L
(Luxembourg)
Term Loan, (LIBOR + 3.75%, 0.00% Floor), 3.75%, 07/24/25(b)(c)(d)	1,887,324	1,913,284
BioClinica Holding I, LP
First Lien Initial Term Loan,
(LIBOR + 4.25%, 1.00% Floor), 6.63%, 10/20/23(b)	2,201,022	2,097,860
BW NHHC HoldCo, Inc.
First Lien Initial Term Loan,
(LIBOR + 5.00%, 0.00% Floor), 7.16%, 05/15/25(b)	2,038,295	2,009,005
Community Health Systems, Inc.
Incremental 2021 Term Loan H,
(LIBOR + 3.25%, 1.00% Floor), 5.56%, 01/27/21(b)(d)	4,713,570	4,662,592
CT Technologies Intermediate
Hldgs, Inc.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.49%, 12/01/21(b)	3,957,561	3,734,948
Endo Luxembourg Finance I Co.
S.A.R.L
Initial Term Loan, (LIBOR + 4.25%, 0.75% Floor), 6.50%, 04/29/24(b)	2,984,887	3,009,452
Hanger, Inc.
Term Loan B, (LIBOR + 3.50%, 0.00% Floor), 5.74%, 03/06/25(b)(d)(e)	2,361,955	2,359,003
Inovalon Holdings, Inc.
Term Loan, (LIBOR + 3.50%, 0.00% Floor), 5.63%, 04/02/25(b)	2,781,866	2,790,559
Lanai Holdings II, Inc.
First Lien Initial Term Loan,
(LIBOR + 4.75%, 1.00% Floor), 7.09%, 08/29/22(b)	2,718,561	2,623,412
Lanai Holdings III, Inc.
Second Lien Initial Term Loan,
(LIBOR + 8.50%, 1.00% Floor), 10.84%, 08/28/23(b)	869,565	830,435

	Principal Amount ($)	Value ($)

HEALTHCARE & PHARMACEUTICALS (continued)

Lantheus Medical Imaging, Inc.
New Term Loan B 2017, (LIBOR
+ 3.75%, 1.00% Floor), 5.99%, 06/30/22(b)	1,035,590	1,035,590
Medical Solutions Holdings, Inc.
First Lien Closing Date Term
Loan, (LIBOR + 3.75%, 1.00%
Floor), 5.99%, 06/14/24(b)	2,963,225	2,974,337
Second Lien Closing Date Loan,
(LIBOR + 8.25%, 1.00% Floor), 10.49%, 06/16/25(b)	2,000,000	2,007,500
MModal, Inc.
Term Loan B, (LIBOR + 4.75%, 1.00% Floor), 7.27%, 02/13/23(b)	2,025,535	2,026,812
One Call Corp.
First Lien Extended Term Loan,
(LIBOR + 5.25%, 1.00% Floor), 7.38%, 11/27/22(b)	3,841,198	3,654,420
Onex Schumacher Finance, LP
First Lien Initial Term Loan,
(LIBOR + 4.00%, 1.00% Floor), 6.24%, 07/29/22(b)	2,000,000	2,020,000
PharMerica Corp.
First Lien Initial Term Loan,
(LIBOR + 3.50%, 0.00% Floor), 5.65%, 12/06/24(b)	1,723,860	1,737,600
Radiology Partners, Inc.
First Lien Term Loan B, (LIBOR
+ 4.25%, 0.00% Floor), 6.59%, 07/09/25(b)	2,497,569	2,516,301
Team Health Holdings, Inc.
Initial Term Loan, (LIBOR + 2.75%, 1.00% Floor), 4.99%, 02/06/24(b)	2,896,411	2,822,190
U.S. Renal Care, Inc.
First Lien Initial Term Loan,
(LIBOR + 4.25%, 1.00% Floor), 6.64%, 12/30/22(b)	1,918,532	1,874,166

		52,360,625

HIGH TECH INDUSTRIES - 18.6%

DigiCert, Inc.
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.24%, 10/31/24(b)(d)	4,265,745	4,283,085
Second Lien Term Loan, (LIBOR
+ 8.00%, 1.00% Floor), 10.24%, 10/31/25(b)	3,014,727	3,012,843
Flexera Software, LLC
First Lien Initial Term Loan,
(LIBOR + 3.25%, 1.00% Floor), 5.50%, 02/26/25(b)(d)	1,250,435	1,255,905
Second Lien Initial Term Loan,
(LIBOR + 7.25%, 1.00% Floor), 9.50%, 02/26/26(b)	1,192,308	1,200,505

See accompanying Notes to Schedule of Investments.  |  3

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

September 30, 2018 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

HIGH TECH INDUSTRIES (continued)

Help/Systems Holdings, Inc.
First Lien Term Loan, (LIBOR + 3.75%, 0.00% Floor), 5.99%, 03/28/25(b)	2,592,098	2,611,539
ION Trading Finance, Ltd. (Ireland)
Initial Dollar Term Loan, (LIBOR
+ 4.00%, 1.00% Floor), 6.39%, 11/21/24(b)(c)(d)	6,483,668	6,466,454
Ivanti Software, Inc.
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.33%, 01/20/24(b)	3,969,058	4,007,081
MA FinanceCo., LLC
Tranche B-3 Term Loan, (LIBOR
+ 2.50%, 0.00% Floor), 4.74%, 06/21/24(b)	256,667	256,293
Ocean Bidco, Inc.
Initial Dollar Term Loan, (LIBOR
+ 5.00%, 1.00% Floor), 7.39%, 03/21/25(b)(d)	1,332,902	1,339,014
Riverbed Technology, Inc.
First Amendment Term Loan,
(LIBOR + 3.25%, 1.00% Floor), 5.50%, 04/24/22(b)	3,968,559	3,968,321
Seattle SpinCo, Inc.
Initial Term Loan, (LIBOR + 2.50%, 0.00% Floor), 4.74%, 06/21/24(b)	1,733,333	1,730,811
SolarWinds Holdings, Inc. 2018 Refinancing Term Loan,
(LIBOR + 3.00%, 0.00% Floor), 5.24%, 02/05/24(b)	2,360,966	2,377,528
SS&C European Holdings, S.A.R.L
(Luxembourg)
Term Loan B-4, (LIBOR + 2.25%, 0.00% Floor), 4.49%, 04/16/25(b)(c)(d)	989,402	991,569
SS&C Technologies, Inc.
Term Loan B-3, (LIBOR + 2.25%, 0.00% Floor), 4.49%, 04/16/25(b)(d)	2,548,913	2,554,495
Syncsort, Inc.
First Lien Initial Term Loan,
(LIBOR + 5.00%, 1.00% Floor), 7.26%, 08/16/24(b)(d)	3,480,221	3,492,402
Second Lien Initial Term Loan,
(LIBOR + 9.00%, 1.00% Floor), 11.24%, 08/18/25(b)	2,500,000	2,508,337
Triple Point Group Holdings, Inc.
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.64%, 07/10/20(b)	3,929,782	3,523,305

	Principal Amount ($)	Value ($)

HIGH TECH INDUSTRIES (continued)

Vertafore, Inc.
First Lien Initial Term Loan,
(LIBOR + 3.25%, 0.00% Floor), 5.49%, 07/02/25(b)	2,999,783	3,016,117
Second Lien Initial Term Loan,
(LIBOR + 7.25%, 0.00% Floor), 9.49%, 07/02/26(b)	2,720,000	2,748,914

		51,344,518

HOTEL, GAMING & LEISURE - 2.6%

Everi Payments, Inc.
New Term Loan B, (LIBOR + 3.00%, 1.00% Floor), 5.24%, 05/09/24(b)	1,776,228	1,788,884
Mohegan Tribal Gaming Authority
Term Loan A, (LIBOR + 3.75%, 0.00% Floor), 5.99%, 10/13/21(b)	478,421	471,604
Penn National Gaming, Inc.
First Lien Term Loan, (LIBOR + 2.25%, 0.00% Floor), 2.25%, 08/14/25(b)(d)	2,824,978	2,843,693
SeaWorld Parks & Entertainment, Inc.
Term Loan B-5, (LIBOR + 3.00%, 0.75% Floor), 5.24%, 04/01/24(b)	1,982,361	1,982,163

		7,086,344

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 4.1%

Acosta, Inc.
Tranche B-1 Loan, (LIBOR + 3.25%, 1.00% Floor), 5.49%, 09/26/21(b)	997,423	747,444
Advantage Sales & Marketing, Inc.
First Lien Initial Term Loan,
(LIBOR + 3.25%, 1.00% Floor), 5.49%, 07/23/21(b)	2,135,620	1,982,923
Incremental Term Loan B-2,
(LIBOR + 3.25%, 1.00% Floor), 5.49%, 07/23/21(b)(d)	2,378,353	2,197,004
Second Lien Term Loan, (LIBOR
+ 6.50%, 1.00% Floor), 8.74%, 07/25/22(b)	2,002,715	1,694,798
F & W Media, Inc.
Term Loan B-1 (8.75% PIK),
(LIBOR + 6.50%, 1.50% Floor), 8.75%, 05/24/22(b)(e)(h)	332,809	332,809
Term Loan B-2 (12.25% PIK),
(LIBOR + 10.00%, 1.50% Floor), 12.25%, 05/24/22(b)(e)(h)	911,862	7,389
Getty Images, Inc.
Initial Term Loan, (LIBOR + 3.50%, 1.25% Floor), 5.74%, 10/18/19(b)	2,822,840	2,807,131
Information Resources, Inc.
First Lien Initial Term Loan,
(LIBOR + 4.25%, 1.00% Floor), 6.57%, 01/18/24(b)	1,481,240	1,494,201

		11,263,699

4  |  See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

September 30, 2018 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

MEDIA: BROADCASTING & SUBSCRIPTION - 7.3%

Altice France S.A. (France)
USD Term Loan B-12, (LIBOR + 3.69%, 0.00% Floor), 5.85%, 01/31/26(b)(c)(d)	3,000,000	2,970,810
USD Incremental Term Loan
B-13, (LIBOR + 4.00%, 0.00%
Floor), 6.16%, 08/14/26(b)(c)	4,114,432	4,090,918
Emmis Operating Co.
Term Loan, (LIBOR + 7.00%, 1.00% Floor), 9.25%, 04/18/19(b)(e)	227,950	226,526
Global Eagle Entertainment, Inc.
Initial Term Loan, (LIBOR + 7.50%, 1.00% Floor), 10.02%, 01/06/23(b)	4,888,053	5,046,915
SESAC Holdco II, LLC
First Lien Initial Term Loan,
(LIBOR + 3.00%, 1.00% Floor), 5.24%, 02/23/24(b)	1,237,437	1,227,767
Second Lien Initial Term Loan,
(LIBOR + 7.25%, 1.00% Floor), 9.49%, 02/24/25(b)	725,278	720,274
Telenet Financing USD, LLC
(Netherlands)
Term Loan AN Facility, (LIBOR + 2.25%, 0.00% Floor), 4.41%, 08/15/26(b)(c)(d)	1,462,904	1,458,676
Univision Communications, Inc. 2017 Replacement Term Loan,
(LIBOR + 2.75%, 1.00% Floor), 4.99%, 03/15/24(b)	2,982,103	2,905,687
Urban One, Inc.
Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.25%, 04/18/23(b)	1,454,686	1,427,709

		20,075,282

MEDIA: DIVERSIFIED & PRODUCTION - 1.6%

A-L Parent, LLC
First Lien Initial Term Loan,
(LIBOR + 3.25%, 1.00% Floor), 5.50%, 12/01/23(b)	1,328,449	1,345,054
Second Lien Initial Term Loan,
(LIBOR + 7.25%, 1.00% Floor), 9.50%, 12/02/24(b)	375,000	378,750
DHX Media, Ltd. (Canada)
Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.99%, 12/29/23(b)(c)	2,669,753	2,618,027

		4,341,831

METALS & MINING - 0.0%

Magnetation, LLC / Mag
Finance Corp.
DIP Term Loan, 12.00%, 10/14/16(e)(f)(g)	245,303	—

	Principal Amount ($)	Value ($)

RETAIL - 9.4%

Academy, Ltd.
Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.10%, 07/01/22(b)(d)	4,158,428	3,245,050
Albertson’s, LLC
Replacement 2017-1 Term Loan
B-4, (LIBOR + 2.75%, 0.75%
Floor), 4.99%, 08/25/21(b)	4,840,410	4,850,986
Replacement 2017-1 Term Loan
B-5, (LIBOR + 3.00%, 0.75%
Floor), 5.38%, 12/21/22(b)	1,009,987	1,011,830
Charming Charlie, LLC
Term Loan A (5.00% PIK),
(LIBOR + 10.00%, 1.00% Floor), 12.34%, 04/24/23(b)(e)(h)	784,617	231,060
Term Loan B (9.00% PIK),
(LIBOR + 10.00%, 1.00% Floor), 12.34%, 04/24/23(b)(e)(h)	950,941	280,040
Vendor Payment Financing
Facility, 20.00%, 05/15/19(e)(g)	46,489	46,489
EG America, LLC
Additional Facility Loan, (LIBOR
+ 4.00%, 0.00% Floor), 6.39%, 02/07/25(b)	2,502,395	2,510,616
General Nutrition Centers, Inc.
Extended Term Loan B, (LIBOR
+ 9.25%, 0.75% Floor), 11.50%, 03/04/21(b)(d)	984,332	972,028
First In Last Out Term Loan,
(LIBOR + 7.00%, 0.00% Floor), 9.25%, 12/31/22(b)	3,072,350	3,158,115
J.C. Penney Corp.
Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 6.57%, 06/23/23(b)	993,421	915,438
Neiman Marcus Group, Inc.
Other Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.37%, 10/25/20(b)(d)	3,000,000	2,793,420
Petco Animal Supplies, Inc.
Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.59%, 01/26/23(b)(d)	3,791,674	3,085,020
PetSmart, Inc.
Tranche B-2 Loan, (LIBOR + 3.00%, 1.00% Floor), 5.12%, 03/11/22(b)	3,430,255	3,002,639

		26,102,731

SERVICES: BUSINESS - 15.3%

Air Medical Group Holdings, Inc. 2017-2 New Term Loan, (LIBOR
+ 4.25%, 1.00% Floor), 6.42%, 03/14/25(b)	2,951,681	2,944,006
EIG Investors Corp. 2018 Refinancing Term Loan,
(LIBOR + 3.75%, 1.00% Floor), 6.06%, 02/09/23(b)	2,851,795	2,878,274

See accompanying Notes to Schedule of Investments.  |  5

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

September 30, 2018 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

SERVICES: BUSINESS (continued)

Electro Rent Corp.
First Lien Initial Term Loan,
(LIBOR + 5.00%, 1.00% Floor), 7.19%, 01/31/24(b)	2,250,247	2,276,508
Enterprise Merger Sub, Inc.
Term Loan, (LIBOR + 3.75%, 0.00% Floor), 3.75%, 09/26/25(b)(d)	4,922,121	4,898,273
Evergreen Skills Lux S.A.R.L
(Luxembourg)
First Lien Initial Term Loan,
(LIBOR + 4.75%, 1.00% Floor), 6.99%, 04/28/21(b)(c)	4,164,818	3,972,195
Second Lien Initial Term Loan,
(LIBOR + 8.25%, 1.00% Floor), 10.49%, 04/28/22(b)(c)	1,000,000	853,125
GI Revelation Acquisition, LLC
First Lien Term Loan, (LIBOR + 5.00%, 0.00% Floor), 7.24%, 04/16/25(b)	1,995,000	2,002,481
Michael Baker International, LLC
Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 6.74%, 11/21/22(b)	918,955	923,550
National Intergovernmental
Purchasing Alliance Co.
First Lien Initial Term Loan,
(LIBOR + 3.75%, 0.00% Floor), 6.14%, 05/23/25(b)	2,633,072	2,646,237
Onex Carestream Finance, L.P.
Second Lien Term Loan, (LIBOR
+ 8.50%, 1.00% Floor), 10.74%, 12/07/19(b)	2,143,089	2,139,339
R1 RCM, Inc.
Initial Term Loan, (LIBOR + 5.25%, 0.00% Floor), 7.43%, 05/08/25(b)(e)	1,428,571	1,432,142
Refinitiv US Holdings, Inc.
Term Loan B, (LIBOR + 3.75%, 0.00% Floor), 3.75%, 10/01/25(b)(d)	4,137,385	4,133,082
Restaurant Technologies, Inc.
First Lien Term Loan, (LIBOR + 3.25%, 0.00% Floor), 3.25%, 09/24/25(b)(d)	611,803	617,156
SGS Cayman, L.P.
Initial Cayman Term Loan,
(LIBOR + 5.38%, 1.00% Floor), 7.76%, 04/23/21(b)	778,268	746,815
Solera, LLC
Dollar Term Loan, (LIBOR + 2.75%, 0.00% Floor), 4.99%, 03/03/23(b)	2,083,038	2,089,881
STG-Fairway Acquisitions, Inc.
First Lien Term Loan, (LIBOR + 5.25%, 1.00% Floor), 7.59%, 06/30/22(b)	2,577,911	2,581,134

	Principal Amount ($)	Value ($)

SERVICES: BUSINESS (continued)

Sutherland Global Services, Inc.
Initial U.S. Term Loan, (LIBOR + 5.38%, 1.00% Floor), 7.76%, 04/23/21(b)	3,343,403	3,208,279
Verscend Holding Corp.
Term Loan B, (LIBOR + 4.50%, 0.00% Floor), 6.74%, 08/27/25(b)	2,000,000	2,020,420

		42,362,897

SERVICES: CONSUMER - 1.7%

Laureate Education, Inc.
Series 2024 Term Loan, (LIBOR
+ 3.50%, 1.00% Floor), 5.74%, 04/26/24(b)	2,219,334	2,232,417
USS Ultimate Holdings, Inc.
Second Lien Initial Term Loan,
(LIBOR + 7.75%, 1.00% Floor), 9.99%, 08/25/25(b)(d)	2,500,000	2,512,500

		4,744,917

TELECOMMUNICATIONS - 13.9%

CenturyLink, Inc.
Initial Term Loan B, (LIBOR + 2.75%, 0.00% Floor), 4.99%, 01/31/25(b)(d)	5,969,969	5,935,641
Flight Bidco, Inc.
First Lien Initial Term Loan,
(LIBOR + 3.50%, 0.00% Floor), 5.84%, 07/23/25(b)(d)	3,092,364	3,096,229
Frontier Communications Corp.
Initial Term Loan, (LIBOR + 2.75%, 0.00% Floor), 5.00%, 03/31/21(b)	3,793,014	3,730,201
Term Loan, (LIBOR + 4.38%, 0.00% Floor), 6.63%, 10/12/21(b)	4,403,714	4,333,034
Global Tel*Link Corp.
First Lien Term Loan, (LIBOR + 4.00%, 1.25% Floor), 6.39%, 05/23/20(b)	2,346,161	2,364,051
Intelsat Jackson Holdings S.A.
(Luxembourg)
Tranche B-4 Term Loan, (LIBOR
+ 4.50%, 1.00% Floor), 6.73%, 01/02/24(b)(c)	3,448,622	3,634,003
Tranche B-5 Term Loan, 6.63%, 01/02/24(c)(g)	3,748,810	3,916,569
MLN US Holdco, LLC
First Lien Term Loan, (LIBOR + 4.50%, 0.00% Floor), 4.50%, 07/11/25(b)(d)	1,543,860	1,561,715
Securus Technologies
Holdings, Inc.
First Lien Initial Term Loan,
(LIBOR + 4.50%, 1.00% Floor), 6.74%, 11/01/24(b)	1,703,263	1,710,076
TDC A/S (Denmark)
Facility B2, (LIBOR + 3.50%, 0.00% Floor), 5.84%, 06/04/25(b)(c)	3,076,358	3,111,736

6  |  See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

September 30, 2018 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

TELECOMMUNICATIONS (continued)

U.S. TelePacific Corp.
Advance Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.39%, 05/02/23(b)	2,565,429	2,530,154
Zacapa, LLC
Initial Term Loan, (LIBOR + 5.00%, 0.75% Floor), 7.39%, 07/02/25(b)	2,333,333	2,350,833

		38,274,242

TRANSPORTATION: CARGO - 1.1%

Savage Enterprises, LLC
Initial Term Loan, (LIBOR + 4.50%, 0.00% Floor), 6.60%, 08/01/25(b)	2,971,070	3,016,245

TRANSPORTATION: CONSUMER - 1.0%

Travel Leaders Group, LLC 2018 Refinancing Term Loan,
(LIBOR + 4.00%, 0.00% Floor), 6.16%, 01/25/24(b)	2,608,513	2,642,750

UTILITIES: ELECTRIC - 0.9%

Brookfield WEC Holdings, Inc.
First Lien Initial Term Loan,
(LIBOR + 3.75%, 0.75% Floor), 5.99%, 08/01/25(b)	2,534,984	2,569,371

Total Senior Loans (Cost $370,586,026)		369,665,397

Corporate Notes and Bonds - 16.2%(g)

BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.6%

NFP Corp. 6.88%, 07/15/25(i)	1,708,000	1,716,540

BEVERAGE, FOOD & TOBACCO - 1.4%

JBS, S.A. 6.75%, 02/15/28(i)	2,000,000	1,990,000
Sigma Holdco B.V. (Netherlands) 7.88%, 05/15/26(c)(i)	2,000,000	1,885,000

		3,875,000

CHEMICALS, PLASTICS & RUBBER - 0.4%

Starfruit US Holdco, LLC
(Netherlands) 8.00%, 10/01/26(c)(i)	1,000,000	1,016,250

CONTAINERS, PACKAGING & GLASS - 0.4%

Reynolds Group Holdings, Inc. 6.88%, 02/15/21	1,069,068	1,082,431

ENERGY: OIL & GAS - 1.7%

Moss Creek Resources Holdings, Inc. 7.50%, 01/15/26(i)	4,762,000	4,779,857

	Principal Amount ($)	Value ($)

HEALTHCARE & PHARMACEUTICALS - 3.9%

Bausch Health Companies, Inc.
(Canada) 5.63%, 12/01/21(c)(i)	2,389,000	2,389,000
5.88%, 05/15/23(c)(i)	1,111,000	1,087,391
6.50%, 03/15/22(c)(i)	1,500,000	1,563,750
7.50%, 07/15/21(c)(i)	1,864,000	1,903,610
Community Health Systems, Inc. 8.63%, 01/15/24(i)	2,005,000	2,082,694
Team Health Holdings, Inc. 6.38%, 02/01/25(i)	2,000,000	1,765,000

		10,791,445

HIGH TECH INDUSTRIES - 1.2%

Infor Software Parent, LLC 7.13%, 05/01/21(i)	1,000,000	1,013,740
Riverbed Technology, Inc. 8.88%, 03/01/23(i)	2,500,000	2,365,625

		3,379,365

HOTEL, GAMING & LEISURE - 1.7%

Churchill Downs, Inc. 4.75%, 01/15/28(i)	2,990,000	2,810,600
Scientific Games Corp. 5.00%, 10/15/25(i)	2,000,000	1,905,000

		4,715,600

MEDIA: BROADCASTING & SUBSCRIPTION - 2.3%

CSC Holdings, LLC 5.38%, 02/01/28(i)	2,000,000	1,910,000
10.88%, 10/15/25(i)	293,000	341,345
Univision Communications, Inc. 5.13%, 05/15/23(i)	1,500,000	1,436,250
5.13%, 02/15/25(i)	1,500,000	1,406,250
Urban One, Inc. 7.38%, 04/15/22(i)	1,211,000	1,204,945

		6,298,790

METALS & MINING - 0.0%

ERP Iron Ore, LLC
LIBOR + 8.00%, 12/31/19(e)(f)(j)	26,469	3,066
Magnetation, LLC / Mag
Finance Corp. 11.00%, 05/15/18(e)(f)(i)(k)	639,000	—

		3,066

RETAIL - 0.1%

PetSmart, Inc. 5.88%, 06/01/25(i)	145,000	119,580

SERVICES: BUSINESS - 0.6%

Refinitiv US Holdings, Inc. 6.25%, 05/15/26(i)	1,000,000	1,004,940
8.25%, 11/15/26(i)	500,000	498,220

		1,503,160

SERVICES: CONSUMER - 0.7%

NVA Holdings, Inc. 6.88%, 04/01/26(i)	2,000,000	2,005,000

See accompanying Notes to Schedule of Investments.  |  7

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

September 30, 2018 (unaudited)

	Share Quantity	Value ($)

Corporate Notes and Bonds(g) (continued)

TELECOMMUNICATIONS - 1.2%

Orbcomm, Inc. 8.00%, 04/01/24(i)	3,194,000	3,401,610

Total Corporate Notes and Bonds (Cost $44,346,842)		44,687,694

Common Stocks - 0.6%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.0%

Medical Card System, Inc.(e)(f)	991,230	48,690

ENERGY: OIL & GAS - 0.6%

Ascent Resources Marcellus
Holdings, Inc.(f)	324,739	1,039,165
HGIM Corp.(e)(f)	9,820	530,280
Southcross Holdings Borrower, GP LLC(e)(f)	129	—
Southcross Holdings Borrower, LP,
Class A-II(e)(f)	129	33,056

		1,602,501

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.0%

F & W Media, Inc.(e)(f)	9,510	—

RETAIL - 0.0%

Charming Charlie, LLC(e)(f)	8,890,519	—

Total Common Stock (Cost $2,032,380)		1,651,191

	Share Quantity	Value ($)

Preferred Stock - 1.4%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.4%

Watford Holdings, Ltd. (Bermuda)
8.50% (c)(e)(i)	160,000	3,897,596

Total Preferred Stock (Cost $3,920,000)		3,897,596

Warrants — 0.0%

ENERGY: OIL & GAS - 0.0%

Ascent Resources Marcellus
Holdings, Inc.(e)(f)	84,077	2,522

Total Warrants (Cost $8,408)		2,522

Total Investments-152.1%		419,904,400
(Cost of $420,893,656)
Other Assets & Liabilities, Net-(1.1)%		(2,956,992)
Loan Outstanding-(51.0)%(l)(m)		(140,866,236)

Net Assets (Applicable to Common Shares)-100.0%		276,081,172

8  |  See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

September 30, 2018 (unaudited)

(a)

“Senior Loans” are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. In some instances, the rates shown represent the weighted average rate as of September 30, 2018. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity.

(b)

The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/Prime rate. As of September 30, 2018, the 1, 2, 3 and 6 month LIBOR rates were 2.26%, 2.31%, 2.40% and 2.60%, respectively, and the Prime lending rate was 5.25%. Senior Loans may contain multiple contracts of the same issuer which may be subject to base lending rates of both LIBOR and Prime (“Variable”) in addition to the stated spread.

(c)	Foreign issuer traded in U.S. dollars.
(d)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date and therefore are subject to change.
(e)	Fair Value Level 3 security.
(f)	Non-income producing asset.
(g)	Fixed rate asset.
(h)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amount.
(i)

Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2018, these securities amounted to $47,499,793, or 17.21% of net assets.

(j)	The issuer is in default of its payment obligations as of July 5, 2018, as such, income is no longer being accrued.
(k)	The issuer is in default of its payment obligations as of May 5, 2015, as such, income is no longer being accrued.
(l)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(m)	Principal $141,000,000 less unamortized deferred financing costs of $133,764.

See accompanying Notes to Schedule of Investments.  |  9

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments

September 30, 2018 (unaudited)

Security Valuation

Apollo Senior Floating Rate Fund Inc. (the “Fund”) values its investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, common stock, preferred stock and warrants are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available, or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures generally take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities and (iv) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical assets and liabilities in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

10  |

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments  (continued)

September 30, 2018 (unaudited)

The valuation techniques used by the Fund to measure fair value at September 30, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers into and out of the levels are recognized at the value at the end of the period. A summary of the Fund’s investments categorized in the fair value hierarchy as of September 30, 2018 is as follows:

Apollo Senior Floating Rate Fund Inc.

	Total Fair Value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Assets:
Cash and Cash Equivalents	$7,658,288	$7,658,288	$—	$—
Senior Loans	369,665,397	—	350,974,014	18,691,383
Corporate Notes and Bonds	44,687,694	—	44,684,628	3,066
Common Stock	1,651,191	—	1,039,165	612,026
Preferred Stock	3,897,596	—	—	3,897,596
Warrants	2,522	—	—	2,522
Unrealized appreciation on Unfunded Loan Commitments	14,388	—	14,388	—

Total Assets	$427,577,076	$7,658,288	$396,712,195	$23,206,593

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value for the period January 1, 2018 through September 30, 2018:

Apollo Senior Floating Rate Fund Inc.

	Total	Senior Loans	Corporate Notes and Bonds	Common Stock	Preferred Stock	Warrants	Unfunded Loan Commitments

Total Fair Value, beginning of period	$25,664,960	$21,655,599	$8,775	$68,975	$3,915,225	$—	$16,386
Purchases, including capitalized PIK	12,224,463	11,284,950	—	931,105	—	8,408	—
Sales/Paydowns	(11,095,478)	(11,088,343)	(7,135)	—	—	—	—
Accretion/(amortization) of discounts/(premiums)	410,636	408,386	2,250	—	—	—	—
Net realized gain/(loss)	(270)	(4,221)	3,951	—	—	—	—
Change in net unrealized appreciation/(depreciation)	(1,353,471)	(933,850)	(4,775)	(388,054)	(17,629)	(5,886)	(3,277)
Transfers into Level 3	860,901	860,901	—	—	—	—	—
Transfers out of Level 3	(3,505,148)	(3,492,039)	—	—	—	—	(13,109)

Total Fair Value, end of period	$23,206,593	$18,691,383	$3,066	$612,026	$3,897,596	$2,522	$—

Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed previously. There were no transfers between Level 1 and Level 2 fair value measurement during the period shown. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at September 30, 2018 was $(810,342).

  |  11

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of investments  (continued)

September 30, 2018 (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of

September 30, 2018:

Apollo Senior Floating Rate Fund Inc.

Assets	Fair Value at September 30, 2018	Valuation Technique(s)(a)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized

Senior Loans	$13,330,025	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

	4,510,060	Discounted Cash Flow(b)	Discount Rate(b)	22.6%

	511,100	Recoverability(c)(d)	Liquidation proceeds(c) EBITDA /EV Multiple(d)	$33.5m - $39.9m $12m / 3.0x

	340,198	Recoverability(c)	Liquidation Proceeds(c)	$15.2m

	—	Recoverability(c)	Liquidation Proceeds(c)	$0

Corporate Notes and Bonds	3,066	Recoverability(c)	Liquidation Proceeds(c)	$10.9m

	—	Recoverability(c)	Liquidation Proceeds(c)	$0

	—	Recoverability(c)(d)	Liquidation Proceeds(c) EBITDA / EV Multiple(d)	$33.5m - $39.9m $12m / 3.0x

	—	Recoverability(c)	Liquidation Proceeds(c)	$15.2m

Common Stock	48,690	Option Model(e)	Volatility(e)	20.7%

	563,336	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Preferred Stock	3,897,596	Discounted Cash Flow(b)	Discount Rate(b)	8.72%

Warrants	2,522	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Total Fair Value	$23,206,593

(a)	For the assets which have multiple valuation techniques, the Fund may rely on the techniques individually or in aggregate based on a weight ranging from 0-100%.
(b)

The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

(c)

The Fund utilized a recoverability approach to fair value this security, specifically a liquidation analysis. There are various, company specific inputs used in the valuation analysis that relate to the liquidation value of a company’s assets. The significant unobservable inputs used in the valuation model were liquidation proceeds. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(d)

The Fund utilized a recoverability approach to fair value these securities. The significant unobservable inputs used in the valuation model were EBITDA and enterprise value multiple. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(e)

The Fund utilized a Black-Scholes options pricing model to fair value this security. The significant unobservable input used in the valuation model was volatility. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

12  |

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments (continued)

September 30, 2018 (unaudited)

Federal Tax Information

Cost for U.S federal income tax purposes differs from book basis primarily due to the deferral of losses from wash sales. Unrealized appreciation and depreciation on investments as of September 30, 2018 were as follows:

Apollo Senior Floating Rate Fund Inc.

Federal tax basis, cost	$421,364,429

Unrealized appreciation	$4,172,488
Unrealized depreciation	(5,632,517)

Net unrealized appreciation/(depreciation)	$(1,460,029)

General Commitments and Contingencies

As of September 30, 2018, the Fund had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Unfunded Loan
Borrower	Commitments
A-L Parent, LLC	$1,310,878
Charming Charlie, LLC	573,369
Securus Technologies Holdings, Inc.	299,063

Total unfunded loan commitments	$2,183,310

For more information with regard to significant accounting policies, see the Fund’s most recent semi-annual report filed with the Securities and Exchange Commission.

  |  13

Item 2. Controls and Procedures.

(a)

The Fund’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Apollo Senior Floating Rate Fund Inc.

By (Signature and Title)       /s/ Joseph Moroney

                                               Joseph Moroney, President

                                               (principal executive officer)

Date    11/15/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)       /s/ Joseph Moroney

                                               Joseph Moroney, President

                                               (principal executive officer)

Date    11/15/18

By (Signature and Title)       /s/ Frank Marra

                                               Frank Marra, Treasurer and Chief Financial Officer

                                               (principal financial officer)

Date    11/15/18